Distribution Date:	12/17/21	WFRBS Commercial Mortgage Trust 2012-C7
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2012-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard | Stamford, CT 06901
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Alan Williams	(913) 317-4103	Alan_Williams@keybank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300 | Overland Park, KS 66211
Mortgage Loan Detail (Part 2)	15-16	Trust Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	17		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	18		3500 Lenox Road, Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92936TAA0	2.300000%	189,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	22.50%
A-2	92936TAB8	3.431000%	417,987,000.00	417,987,000.00	32,816,988.48	1,195,094.50	0.00	0.00	34,012,082.98	385,170,011.52	34.21%	22.50%
A-FL	92936TAH5	1.288880%	165,250,000.00	127,115,666.57	127,115,666.57	131,979.68	0.00	0.00	127,247,646.25	0.00	0.00%	22.50%
A-FX	92936TAZ5	3.394000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
A-S	92936TAC6	4.090000%	82,796,000.00	82,796,000.00	0.00	282,196.37	0.00	0.00	282,196.37	82,796,000.00	34.21%	22.50%
B	92936TAD4	4.726452%	57,956,000.00	57,956,000.00	0.00	228,271.89	0.00	0.00	228,271.89	57,956,000.00	26.06%	17.25%
C	92936TAE2	4.791452%	41,398,000.00	41,398,000.00	0.00	165,297.12	0.00	0.00	165,297.12	41,398,000.00	20.24%	13.50%
D	92936TAJ1	4.791452%	27,598,000.00	27,598,000.00	0.00	110,195.42	0.00	0.00	110,195.42	27,598,000.00	16.36%	11.00%
E	92936TAK8	4.791452%	48,298,000.00	48,298,000.00	0.00	275,620.11	0.00	0.00	275,620.11	48,298,000.00	9.57%	6.63%
F	92936TAL6	4.500000%	19,319,000.00	19,319,000.00	0.00	0.00	0.00	0.00	0.00	19,319,000.00	6.85%	4.88%
G	92936TAM4	4.500000%	19,319,000.00	19,319,000.00	0.00	0.00	0.00	0.00	0.00	19,319,000.00	4.14%	3.13%
H	92936TAN2	4.500000%	34,498,065.00	29,424,526.04	0.00	0.00	0.00	0.00	0.00	29,424,526.04	0.00%	0.00%
V	92936TAQ5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92936TAP7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,103,937,065.01	871,211,192.61	159,932,655.05	2,388,655.09	0.00	0.00	162,321,310.14	711,278,537.56

Notional Certificates
X-A	92936TAF9	1.281046%	855,551,000.00	627,898,666.57	0.00	670,305.74	0.00	0.00	670,305.74	467,966,011.52
X-B	92936TAG7	0.097012%	248,386,065.00	243,312,526.04	0.00	19,670.10	0.00	0.00	19,670.10	243,312,526.04
Notional SubTotal			1,103,937,065.00	871,211,192.61	0.00	689,975.84	0.00	0.00	689,975.84	711,278,537.56

Deal Distribution Total					159,932,655.05	3,078,630.93	0.00	0.00	163,011,285.98

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92936TAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92936TAB8	1,000.00000000	78.51198358	2.85916667	0.00000000	0.00000000	0.00000000	0.00000000	81.37115025	921.48801642
A-FL	92936TAH5	769.23247546	769.23247546	0.79866675	0.00000000	0.00000000	0.00000000	0.00000000	770.03114221	0.00000000
A-FX	92936TAZ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92936TAC6	1,000.00000000	0.00000000	3.40833337	0.00000000	0.00000000	0.00000000	0.00000000	3.40833337	1,000.00000000
B	92936TAD4	1,000.00000000	0.00000000	3.93871023	0.00000000	0.00000000	0.00000000	0.00000000	3.93871023	1,000.00000000
C	92936TAE2	1,000.00000000	0.00000000	3.99287695	0.00000000	0.00000000	0.00000000	0.00000000	3.99287695	1,000.00000000
D	92936TAJ1	1,000.00000000	0.00000000	3.99287702	0.00000000	0.00000000	0.00000000	0.00000000	3.99287702	1,000.00000000
E	92936TAK8	1,000.00000000	0.00000000	5.70665680	(1.71377987)	0.16132635	0.00000000	0.00000000	5.70665680	1,000.00000000
F	92936TAL6	1,000.00000000	0.00000000	0.00000000	3.75000000	38.55649412	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92936TAM4	1,000.00000000	0.00000000	0.00000000	3.75000000	56.25000000	0.00000000	0.00000000	0.00000000	1,000.00000000
H	92936TAN2	852.93265115	0.00000000	0.00000000	3.19849736	56.59418898	0.00000000	0.00000000	0.00000000	852.93265115
V	92936TAQ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92936TAP7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92936TAF9	733.91144019	0.00000000	0.78347841	0.00000000	0.00000000	0.00000000	0.00000000	0.78347841	546.97617269
X-B	92936TAG7	979.57397908	0.00000000	0.07919164	0.00000000	0.00000000	0.00000000	0.00000000	0.07919164	979.57397908

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	1,195,094.50	0.00	1,195,094.50	0.00	0.00	0.00	1,195,094.50	0.00
A-FL	11/18/21 - 12/16/21	29	0.00	131,979.68	0.00	131,979.68	0.00	0.00	0.00	131,979.68	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	11/01/21 - 11/30/21	30	0.00	282,196.37	0.00	282,196.37	0.00	0.00	0.00	282,196.37	0.00
B	11/01/21 - 11/30/21	30	0.00	228,271.89	0.00	228,271.89	0.00	0.00	0.00	228,271.89	0.00
C	11/01/21 - 11/30/21	30	0.00	165,297.12	0.00	165,297.12	0.00	0.00	0.00	165,297.12	0.00
D	11/01/21 - 11/30/21	30	0.00	110,195.42	0.00	110,195.42	0.00	0.00	0.00	110,195.42	0.00
E	11/01/21 - 11/30/21	30	90,563.88	192,847.97	0.00	192,847.97	(82,772.14)	0.00	0.00	275,620.11	7,791.74
F	11/01/21 - 11/30/21	30	672,426.66	72,446.25	0.00	72,446.25	72,446.25	0.00	0.00	0.00	744,872.91
G	11/01/21 - 11/30/21	30	1,014,247.50	72,446.25	0.00	72,446.25	72,446.25	0.00	0.00	0.00	1,086,693.75
H	11/01/21 - 11/30/21	30	1,842,048.04	110,341.97	0.00	110,341.97	110,341.97	0.00	0.00	0.00	1,952,390.01
X-A	11/01/21 - 11/30/21	30	0.00	670,305.74	0.00	670,305.74	0.00	0.00	0.00	670,305.74	0.00
X-B	11/01/21 - 11/30/21	30	0.00	19,670.10	0.00	19,670.10	0.00	0.00	0.00	19,670.10	0.00
Totals			3,619,286.08	3,251,093.26	0.00	3,251,093.26	172,462.33	0.00	0.00	3,078,630.93	3,791,748.41

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	163,011,285.98
Benchmark: 1-Month LIBOR
Current Period %	0.088880
Next Period %	0.108630
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,555,544.06	Master Servicing Fee	72,548.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,780.62
Interest Adjustments	0.00	Trustee Fee	196.02
Deferred Interest	0.00	Trust Advisor Fee	1,379.42
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,555,544.06	Total Fees	76,905.02

Principal		Expenses/Reimbursements
Scheduled Principal	131,421,531.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	119,117.04
Principal Prepayments	28,511,124.05	Special Servicing Fees (Monthly)	52,728.96
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	616.33
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	159,932,655.09	Total Expenses/Reimbursements	172,462.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,078,630.93
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	159,932,655.05
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	227,545.80
Total Other Collected	0.00	Total Payments to Certificateholders and Others	163,238,831.78
Total Funds Collected	163,488,199.15	Total Funds Distributed	163,488,199.13

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	871,211,192.61	871,211,192.61	Beginning Certificate Balance	871,211,192.61
(-) Scheduled Principal Collections	131,421,531.04	131,421,531.04	(-) Principal Distributions	159,932,655.05
(-) Unscheduled Principal Collections	28,511,124.05	28,511,124.05	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.04)	(0.04)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	711,278,537.56	711,278,537.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	875,186,070.63	875,186,070.63	Ending Certificate Balance	711,278,537.56
Ending Actual Collateral Balance	714,757,466.27	714,757,466.27

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP	Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP
2,000,000 or less	6	10,001,619.43	1.41%	6	5.6348	1.433736	1.30 or less	7	175,370,380.21	24.66%	5	4.9522	1.111999
2,000,001 to 3,000,000	2	5,436,589.04	0.76%	5	5.3634	2.057782	1.31 to 1.40	1	1,595,933.46	0.22%	6	5.2600	1.394700
3,000,001 to 4,000,000	2	7,088,175.35	1.00%	5	4.9382	2.945341	1.41 to 1.50	2	13,529,516.22	1.90%	4	5.7588	1.503896
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	4	89,826,374.97	12.63%	5	5.1593	1.583749
5,000,001 to 6,000,000	2	10,913,686.21	1.53%	5	5.1511	2.890085	1.61 to 1.70	1	60,069,313.52	8.45%	6	4.4700	1.619200
6,000,001 to 7,000,000	2	13,569,967.69	1.91%	5	5.0368	2.148516	1.71 to 1.80	2	17,700,883.33	2.49%	5	5.1870	1.784126
7,000,001 to 8,000,000	2	15,235,363.53	2.14%	5	5.2854	1.562759	1.81 to 1.90	2	8,839,205.20	1.24%	6	4.8852	1.885112
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	2	37,065,108.38	5.21%	6	4.8293	1.988256
9,000,001 to 10,000,000	3	28,349,884.28	3.99%	5	5.2000	2.165080	2.01 to 2.10	2	94,478,573.97	13.28%	6	4.2069	2.035269
10,000,001 to 15,000,000	4	45,361,715.06	6.38%	5	5.3294	1.619497	2.11 to 2.40	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.41 to 2.59	2	16,050,434.24	2.26%	5	4.8289	2.536720
20,000,001 to 30,000,000	2	54,907,769.53	7.72%	5	5.0465	1.759618	2.60 to 2.99	2	6,110,204.56	0.86%	5	5.1938	2.783768
30,000,001 to 50,000,000	1	31,684,464.14	4.45%	6	4.9500	1.241800	3.00 or greater	3	19,270,898.01	2.71%	6	4.9836	3.578396
50,000,001 to 70,000,000	2	116,708,571.22	16.41%	6	4.7515	1.608087	Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583
70,000,001 to 110,000,000	1	89,404,414.79	12.57%	6	4.1500	2.034200
110,000,001 to 150,000,000	1	111,244,605.80	15.64%	5	4.7570	1.139500
150,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	171,371,711.49	24.09%	5	4.9200	NAP
							Defeased	25	171,371,711.49	24.09%	5	4.9200	NAP
Arizona	1	9,384,513.65	1.32%	6	4.6100	2.535100
							Industrial	2	31,968,474.36	4.49%	6	4.8307	2.107641
California	2	66,735,234.11	9.38%	6	4.5366	1.711075
							Lodging	9	60,202,457.73	8.46%	5	5.4907	1.304974
Colorado	1	1,595,933.46	0.22%	6	5.2600	1.394700
							Mobile Home Park	2	2,852,895.83	0.40%	6	5.7710	1.703734
Florida	2	7,846,694.34	1.10%	6	5.3761	2.375284
							Multi-Family	2	9,680,865.03	1.36%	6	4.8800	3.693600
Georgia	2	112,870,407.03	15.87%	5	4.7735	1.146181
							Office	3	64,377,470.76	9.05%	5	5.0619	1.612491
Indiana	1	1,956,100.28	0.28%	5	5.5800	1.574100
							Retail	19	352,686,441.98	49.58%	6	4.6402	1.587235
Kentucky	1	89,404,414.79	12.57%	6	4.1500	2.034200
							Self Storage	4	18,138,220.37	2.55%	5	5.0918	2.638604
Maryland	2	16,636,363.26	2.34%	5	5.2590	2.432547
							Totals	66	711,278,537.56	100.00%	5	4.8457	1.834583
Michigan	3	41,365,329.17	5.82%	6	4.9336	1.815603

Mississippi	4	17,778,606.40	2.50%	5	5.3260	1.511182

Nevada	1	3,750,505.95	0.53%	5	5.0700	3.221700

New Jersey	1	2,664,053.88	0.37%	5	5.0340	1.115600

New York	2	58,283,397.99	8.19%	5	5.0697	1.592918

North Carolina	1	7,535,873.10	1.06%	5	5.3000	1.559300

Ohio	1	25,302,553.77	3.56%	6	4.7500	1.994000

Pennsylvania	2	14,527,300.03	2.04%	5	5.3913	1.488973

Texas	12	50,125,501.96	7.05%	5	5.3843	1.505997

Virginia	1	10,916,948.29	1.53%	6	5.2000	1.186400

Washington	1	1,227,094.60	0.17%	6	5.6000	1.836800

Totals	66	711,278,537.56	100.00%	5	4.8457	1.834583

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP	Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP
	4.500% or less	2	149,473,728.31	21.01%	6	4.2786	1.867423	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	9	216,913,384.10	30.50%	5	4.8035	1.543406	4 months or greater	30	539,906,826.07	75.91%	5	4.8221	1.663292
	5.001% to 5.500%	10	133,548,358.07	18.78%	5	5.1569	1.756860	Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583
	5.501% or 6.000%	8	30,686,849.99	4.31%	5	5.7479	1.552748
	6.001% or greater	1	9,284,505.60	1.31%	3	6.1300	0.197300
	Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP	Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP
	60 months or less	30	539,906,826.07	75.91%	5	4.8221	1.663292	Interest Only	1	89,404,414.79	12.57%	6	4.1500	2.034200
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	11	110,429,361.23	15.53%	5	5.2936	1.364286
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	18	340,073,050.05	47.81%	5	4.8456	1.662875
	Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	171,371,711.49	24.09%	5	4.9200	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	2 years or more	30	539,906,826.07	75.91%	5	4.8221	1.663292
	Totals	50	711,278,537.56	100.00%	5	4.8457	1.834583
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310911387	RT	Northridge	CA	Actual/360	5.097%	551,655.35	129,877,658.00	0.00	N/A	12/01/21	--	129,877,658.00	0.00	12/01/21
2	440000094	RT	Kennesaw	GA	Actual/360	4.757%	441,930.71	236,759.44	0.00	N/A	05/01/22	--	111,481,365.20	111,244,605.80	11/01/21
3	440000101	RT	Florence	KY	Actual/360	4.150%	309,190.27	0.00	0.00	N/A	06/01/22	--	89,404,414.79	89,404,414.79	07/01/21
4	310913352	OF	Bronx	NY	Actual/360	5.050%	238,896.48	128,222.94	0.00	N/A	05/01/22	--	56,767,480.64	56,639,257.70	12/01/21
5	440000103	RT	City of Industry	CA	Actual/360	4.470%	224,145.75	104,042.07	0.00	N/A	06/01/22	--	60,173,355.59	60,069,313.52	12/01/21
6	310915130	RT	Saginaw Township	MI	30/360	4.950%	131,165.12	113,140.73	0.00	N/A	06/01/22	--	31,797,604.87	31,684,464.14	07/01/21
7	440000096	LO	Various	Various	Actual/360	5.300%	131,200.89	100,646.57	0.00	N/A	05/01/22	--	29,705,862.33	29,605,215.76	12/01/21
8	440000095	MF	New York	NY	Actual/360	4.308%	127,445.00	0.00	0.00	N/A	02/01/22	--	35,500,000.00	35,500,000.00	12/01/21
9	310914230	MF	Oklahoma City	OK	Actual/360	5.270%	125,486.64	28,573,808.06	0.00	N/A	05/01/22	--	28,573,808.06	0.00	12/01/21
10	638100010	IN	West Chester	OH	Actual/360	4.750%	100,390.41	59,233.68	0.00	N/A	06/01/22	--	25,361,787.45	25,302,553.77	12/01/21
11	416000049	OF	Atlanta	GA	Actual/360	4.900%	92,653.83	51,969.20	0.00	N/A	06/01/22	--	22,690,733.18	22,638,763.98	12/01/21
12	440000099	LO	Los Angeles	CA	Actual/360	5.310%	88,785.79	43,524.55	0.00	N/A	06/01/22	--	20,064,584.88	20,021,060.33	12/01/21
13	416000050	RT	Various	PA	Actual/360	4.750%	62,826.03	37,069.43	0.00	N/A	05/01/22	--	15,871,838.60	15,834,769.17	12/01/21
14	440000098	OF	Irvine	CA	Actual/360	4.626%	62,005.04	33,121.84	0.00	N/A	06/01/22	--	16,084,315.82	16,051,193.98	12/01/21
16	416000051	RT	Various	Various	Actual/360	5.000%	49,300.19	69,491.84	0.00	N/A	06/01/22	--	11,832,046.45	11,762,554.61	12/01/21
17	310912789	LO	Charlottesville	VA	Actual/360	5.200%	47,468.01	37,206.80	0.00	N/A	06/01/22	--	10,954,155.09	10,916,948.29	12/01/21
18	638100018	RT	Katy	TX	Actual/360	5.760%	57,167.99	24,621.17	0.00	04/05/22	04/05/42	--	11,909,997.10	11,885,375.93	12/05/21
19	440000092	OF	Birmingham	AL	Actual/360	5.250%	47,661.30	24,125.18	0.00	N/A	04/01/22	--	10,894,012.17	10,869,886.99	12/01/21
20	440000081	LO	Odessa	TX	Actual/360	6.130%	47,665.62	46,448.01	0.00	N/A	03/01/22	--	9,330,953.61	9,284,505.60	11/01/21
22	440000093	RT	Bethesda	MD	Actual/360	5.345%	48,174.64	18,797.65	0.00	N/A	05/01/22	--	10,815,633.88	10,796,836.23	04/01/20
23	440000104	MF	Various	MI	Actual/360	4.880%	39,459.46	22,281.61	0.00	N/A	06/01/22	--	9,703,146.64	9,680,865.03	12/01/21
24	440000105	RT	Gilbert	AZ	Actual/360	4.610%	36,138.12	22,371.49	0.00	N/A	06/01/22	--	9,406,885.14	9,384,513.65	12/01/21
25	310914394	RT	Houston	TX	Actual/360	5.590%	41,008.74	28,991.80	0.00	N/A	05/01/22	--	8,803,306.71	8,774,314.91	12/01/21
28	638100028	LO	York	PA	Actual/360	5.800%	36,964.95	24,667.86	0.00	N/A	05/05/22	--	7,647,920.79	7,623,252.93	12/05/21
29	638100029	RT	Midland	TX	Actual/360	4.770%	30,328.79	17,773.73	0.00	N/A	06/01/22	--	7,629,884.33	7,612,110.60	12/01/21
30	440000100	LO	Ames	IA	Actual/360	4.840%	27,662.01	24,115.53	0.00	N/A	06/01/22	--	6,858,350.25	6,834,234.72	12/01/21
31	310914577	SS	Pittsburgh	PA	Actual/360	4.940%	28,486.56	15,765.78	0.00	N/A	06/01/22	--	6,919,812.88	6,904,047.10	12/01/21
33	440000091	IN	Gardena	CA	Actual/360	5.137%	28,599.98	15,018.06	0.00	N/A	04/01/22	--	6,680,938.65	6,665,920.59	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	638100034	MH	Apache Junction	AZ	Actual/360	5.380%	28,974.08	13,887.57	0.00	N/A	03/05/22	--	6,462,620.12	6,448,732.55	12/05/21
35	638100035	RT	Tulsa	OK	Actual/360	4.950%	25,747.56	14,285.19	0.00	N/A	02/01/22	--	6,241,833.55	6,227,548.36	12/01/21
37	310914420	SS	Columbia	MD	Actual/360	5.100%	24,873.80	13,132.69	0.00	N/A	05/01/22	--	5,852,659.72	5,839,527.03	12/01/21
38	638100038	OF	Delray Beach	FL	Actual/360	5.210%	22,078.85	11,179.74	0.00	N/A	06/01/22	--	5,085,338.92	5,074,159.18	12/01/21
40	416000046	RT	Kansas City	MO	Actual/360	4.850%	16,465.22	9,391.68	0.00	N/A	06/01/22	--	4,073,869.29	4,064,477.61	12/01/21
41	410914655	SS	Las Vegas	NV	Actual/360	5.070%	15,881.67	8,468.19	0.00	N/A	05/01/22	--	3,758,974.14	3,750,505.95	12/01/21
42	638100042	RT	Meridian	MS	Actual/360	5.700%	9,391.20	24,545.94	0.00	N/A	06/01/22	--	1,977,095.51	1,952,549.57	12/01/21
43	638100043	RT	Midland	TX	Actual/360	4.790%	13,354.07	7,818.00	0.00	N/A	05/01/22	--	3,345,487.40	3,337,669.40	12/01/21
44	638100044	OF	Pittsburgh	PA	Actual/360	5.700%	15,187.11	6,577.91	0.00	N/A	06/07/22	--	3,197,286.44	3,190,708.53	12/07/21
45	638100045	LO	Daytona Beach	FL	Actual/360	5.680%	13,166.31	9,079.53	0.00	N/A	05/01/22	--	2,781,614.69	2,772,535.16	12/01/21
46	416000047	SS	Katy	TX	Actual/360	5.050%	11,617.11	6,198.98	0.00	N/A	06/01/22	--	2,760,501.75	2,754,302.77	12/01/21
48	440000097	OF	Florham Park	NJ	Actual/360	5.034%	11,201.06	6,043.79	0.00	N/A	05/01/22	--	2,670,097.67	2,664,053.88	12/01/21
49	410914558	SS	Brownsville	TX	Actual/360	5.410%	10,482.79	4,976.48	0.00	N/A	06/01/22	--	2,325,203.40	2,320,226.92	12/01/21
50	410914561	SS	Brownsville	TX	Actual/360	5.410%	10,349.38	4,913.13	0.00	N/A	06/01/22	--	2,295,610.76	2,290,697.63	12/01/21
51	638100051	RT	Mishawaka	IN	Actual/360	5.580%	9,125.95	6,469.68	0.00	N/A	05/05/22	--	1,962,569.96	1,956,100.28	12/05/21
52	410914559	SS	Various	TX	Actual/360	5.410%	9,015.20	4,279.77	0.00	N/A	06/01/22	--	1,999,675.19	1,995,395.42	12/01/21
53	638100053	SS	Endicott	NY	Actual/360	5.750%	7,903.60	5,307.63	0.00	N/A	06/05/22	--	1,649,447.92	1,644,140.29	12/05/21
55	410914554	SS	Brownsville	TX	Actual/360	5.410%	7,433.26	3,528.76	0.00	N/A	06/01/22	--	1,648,781.71	1,645,252.95	12/01/21
56	638100056	MH	Kennesaw	GA	Actual/360	5.900%	8,009.55	3,260.04	0.00	N/A	06/03/22	--	1,629,061.27	1,625,801.23	12/03/21
57	638100057	RT	Colorado Springs	CO	Actual/360	5.260%	7,010.82	3,492.82	0.00	N/A	06/05/22	--	1,599,426.28	1,595,933.46	12/05/21
58	410914560	SS	San Antonio	TX	Actual/360	5.410%	6,861.47	3,257.32	0.00	N/A	06/01/22	--	1,521,952.02	1,518,694.70	12/01/21
59	638100059	MH	Wenatchee	WA	Actual/360	5.600%	5,745.21	4,020.95	0.00	N/A	06/01/22	--	1,231,115.55	1,227,094.60	12/01/21
60	638100060	MH	Stephenville	TX	Actual/360	5.310%	5,310.42	4,032.87	0.00	N/A	06/01/22	--	1,200,094.69	1,196,061.82	12/01/21
61	638100061	MH	Greensboro	NC	Actual/360	6.500%	6,494.70	3,633.41	0.00	N/A	04/01/22	--	1,199,021.56	1,195,388.15	12/01/21
Totals							3,555,544.06	159,932,655.09	0.00				871,211,192.61	711,278,537.56
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,076,897.00	17,266,892.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,416,971.95	11,249,653.71	01/01/21	09/30/21	10/13/20	42,266,031.84	1,841,642.93	669,400.04	669,400.04	1,388,548.00	0.00
3	8,820,962.00	2,078,115.00	01/01/20	03/31/20	11/06/20	35,293,938.70	837,789.86	182,175.84	1,298,745.95	0.00	0.00
4	6,806,144.62	5,584,406.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	122,510.00	0.00
5	6,647,995.22	5,111,043.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,423,949.00	1,016,680.00	01/01/20	03/31/20	--	0.00	0.00	241,497.06	1,208,186.74	0.00	0.00
7	3,361,805.83	4,900,898.83	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	3,250,103.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	2,820,536.72	2,298,217.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	451,689.40	1,352,978.40	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	1,228,924.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	267,694.65	324,015.20	10/01/20	09/30/21	--	0.00	0.00	137,152.31	137,152.31	0.00	0.00
22	1,263,144.00	1,122,070.00	01/01/19	09/30/19	10/13/20	0.00	0.00	66,016.91	1,320,868.76	188,027.01	0.00
23	2,536,115.74	2,119,962.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,927,443.60	1,423,288.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	984,549.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	908,431.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	982,826.28	716,424.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,209,135.47	1,082,668.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1,467,622.98	1,251,327.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,028,782.46	661,511.48	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	882,947.12	714,977.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	448,057.23	295,653.42	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	559,921.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	307,209.55	967,172.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	222,158.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	291,968.69	252,459.15	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	211,766.40	179,529.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	211,263.54	166,481.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	206,111.04	147,508.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	197,057.26	163,969.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	89,250,647.06	68,617,443.12				77,559,970.54	2,679,432.79	1,296,242.16	4,634,353.80	1,699,085.01	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	310914230	28,511,124.05	Payoff Prior to Maturity	0.00	0.00
Totals		28,511,124.05		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	3	131,885,715.16	0	0.00	3	232,333,484.73	0	0.00	0	0.00	1	28,511,124.05	4.845659%	4.651027%	5
11/18/21	0	0.00	0	0.00	4	243,499,018.74	0	0.00	3	232,683,384.86	0	0.00	0	0.00	0	0.00	4.897381%	4.718901%	5
10/18/21	0	0.00	3	233,017,183.40	1	10,832,746.95	0	0.00	2	201,106,902.59	0	0.00	0	0.00	1	8,574,347.09	4.897709%	4.721947%	6
09/17/21	2	201,341,854.09	0	0.00	2	42,873,879.23	0	0.00	2	201,341,854.09	0	0.00	0	0.00	0	0.00	4.908717%	4.733673%	7
08/17/21	0	0.00	0	0.00	2	43,002,580.59	0	0.00	2	201,561,116.09	0	0.00	0	0.00	0	0.00	4.908986%	4.733978%	8
07/16/21	0	0.00	0	0.00	4	247,171,140.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908459%	4.733027%	9
06/17/21	0	0.00	0	0.00	4	247,526,102.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908740%	4.733349%	10
05/17/21	0	0.00	0	0.00	4	247,862,954.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909005%	4.733650%	11
04/16/21	0	0.00	1	32,576,682.28	3	215,638,450.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909281%	4.733967%	12
03/17/21	0	0.00	1	114,907,870.40	3	133,641,279.64	0	0.00	0	0.00	1	9,375,577.21	0	0.00	0	0.00	4.909540%	4.734263%	13
02/18/21	1	115,160,479.60	1	90,000,000.00	2	43,771,646.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909594%	4.734349%	14
01/15/21	1	90,000,000.00	1	9,239,401.27	3	159,263,193.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909911%	4.732137%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	440000094	11/01/21	0	B	669,400.04	669,400.04	1,388,548.00	113,173,923.60	06/19/20	7			02/02/21
3	440000101	07/01/21	4	6	182,175.84	1,298,745.95	0.00	90,000,000.00	07/02/20	7			01/01/21
6	310915130	07/01/21	4	6	241,497.06	1,208,186.74	0.00	32,245,538.96	06/29/20	2			10/29/21
20	440000081	11/01/21	0	B	137,152.31	137,152.31	0.00	9,330,953.61	10/26/21	2
22	440000093	04/01/20	19	6	66,016.91	1,320,868.76	234,958.04	11,143,339.10	06/08/20	2
Totals					1,296,242.16	4,634,353.80	1,623,506.04	255,893,755.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		699,393,162	456,262,841	10,796,836		232,333,485
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		11,885,376	11,885,376	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	711,278,538	468,148,217	0	0	10,796,836	232,333,485
Nov-21	871,211,193	627,712,174	0	0	10,815,634	232,683,385
Oct-21	872,964,618	629,114,688	0	31,910,281	10,832,747	201,106,903
Sep-21	883,366,309	639,150,575	0	0	42,873,879	201,341,854
Aug-21	885,086,296	640,522,600	0	0	43,002,581	201,561,116
Jul-21	889,059,768	641,888,627	0	0	247,171,140	0
Jun-21	890,858,506	643,332,404	0	0	247,526,102	0
May-21	892,549,107	644,686,152	0	0	247,862,955	0
Apr-21	894,333,229	646,118,096	0	32,576,682	215,638,450	0
Mar-21	896,008,821	647,459,671	0	114,907,870	133,641,280	0
Feb-21	897,799,566	648,867,440	115,160,480	90,000,000	43,771,646	0
Jan-21	899,504,745	641,002,151	90,000,000	9,239,401	159,263,193	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000094	111,244,605.80	113,173,923.60	130,400,000.00	08/12/20	10,708,380.96	1.13950	09/30/21	05/01/22	245
3	440000101	89,404,414.79	90,000,000.00	58,100,000.00	07/28/20	1,920,628.00	2.03420	03/31/20	06/01/22	I/O
6	310915130	31,684,464.14	32,245,538.96	19,100,000.00	12/02/20	910,175.00	1.24180	03/31/20	06/01/22	185
20	440000081	9,284,505.60	9,330,953.61	12,400,000.00	11/07/11	222,871.36	0.19730	09/30/21	03/01/22	122
22	440000093	10,796,836.23	11,143,339.10	17,000,000.00	11/08/21	1,080,258.00	1.79220	09/30/19	05/01/22	245
Totals		252,414,826.56	255,893,755.27	237,000,000.00		14,842,313.32

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	440000094	RT	GA	06/19/20	7

Loan transferred to SS 6/22/20 for monetary default. The borrower indicated that operations at the collateral property had been negatively affected by the COVID-19 pandemic and was unable to perform on the loan obligations. A foreclosure was comple ted February 2021 with the property reverting to the Lender. The REO is a Class B enclosed regional mall containing 559,000 SF located in Kennesaw, GA. SS will make a determination on stabilization of the asset and an appropriate

	time to market for sale.

3	440000101	RT	KY	07/02/20	7

Loan transferred to SS June 29, 2020 for monetary default. The Borrower requested a deed-in-lieu which closed effective 1/1/21. The REO consists of a Class C enclosed regional mall and outparcels containing 397,680 SF located in Florence,

	KY. Prop erty management and leasing teams have been engaged and are in place. SS will continue to stabilize the asset and decide on an appropriate time to market the asset for sale.

6	310915130	RT	MI	06/29/20	2

Loan transferred to SS July 2, 2020 for monetary default, past due for the April 2020 receivable. The collateral consists of a regional mall in Saginaw, MI with unowned anchors, several outparcels and had been subject to declining inline sales pre -COVID. Due to lack of tenant collections, the Borrower requested a 12-month abatement of debt service, had been unwilling to cooperate with cash management and had also offered a DIL if unable to receive the debt-service abatement.

Receiver was appointe d and has engaged third party management and leasing teams. The asset was foreclosed October 29, 2021 with Trust as successful credit bid. The asset will be subject to a six-month right of redemption, during which the

	Receiver will stay engaged. Once re demption period expires, title will transfer and the receivership will be terminated.

20	440000081	LO	TX	10/26/21	2

This loan has been transferred to SS effective 10/27/2021 due to Imminent Monetary Default. The collateral consists of two Hotels located in Odessa, TX. Holiday Inn Express; 92 keys with a reported 34.5% occupancy as of the 8/2021 STR

	report. Fairf ield Inn & Suites; 67 keys with a reported 36.7% occupancy as of the 8/2021 STR report. SS is working through negotiations with the Borrower. Loan is next due for 12/1/2021.

22	440000093	RT	MD	06/08/20	2

The loan was transferred to the special servicer on 6/8/2020 due to Imminent Monetary Default. The loan is secured by a 43,244 SF retail property in Bethesda, MD. The anchor tenant (81% GLA), Town Sports International dba Washington

	Sports Clubs, s ent the landlord a notice of termination effective 4/30/2020. The Borrower cites that the anchor tenant was impacted by COVID-19.						Counsel has been retained and special servicer is proceeding with enforcement. Demand letter
	has been issued in preparation for foreclosure. Borrower has issued revised forbearance proposal which is concurrently under review.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310911387	134,066,358.88	5.09700%	134,066,358.88 5.09700%		10	08/17/20	10/01/20	10/13/20
20	440000081	0.00	6.13000%	0.00	6.13000%	10	11/01/20	11/01/20	03/11/21
28	638100028	0.00	5.80000%	0.00	5.80000%	10	05/14/20	04/01/20	--
Totals		134,066,358.88		134,066,358.88
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	416000048 06/17/15	17,316,765.33	28,750,000.00	22,477,025.21	5,160,259.88	22,477,025.21	17,316,765.33	0.00	0.00	0.00	0.00	0.00%
21	310910627 01/18/17	11,279,613.82	16,600,000.00	10,007,500.00	1,678,700.15	10,007,500.00	8,328,799.85	2,950,813.97	0.00	528.29	2,950,285.68	23.60%
47	638100047 08/17/17	2,887,127.50	2,450,000.00	1,565,894.70	889,810.06	1,565,894.70	676,084.64	2,211,042.86	0.00	87,788.77	2,123,254.09	66.35%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		31,483,506.65	47,800,000.00	34,050,419.91	7,728,770.09	34,050,419.91	26,321,649.82	5,161,856.83	0.00	88,317.06	5,073,539.77

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
15	416000048	06/17/15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	310910627	02/16/18	0.00	0.00	2,950,285.68	0.00	0.00	177.00	0.00	0.00	2,950,285.68
		05/17/17	0.00	0.00	2,950,108.68	0.00	0.00	(2,799.39)	0.00	0.00
		03/17/17	0.00	0.00	2,952,908.07	0.00	0.00	2,094.10	0.00	0.00
		01/18/17	0.00	0.00	2,950,813.97	0.00	0.00	2,950,813.97	0.00	0.00
47	638100047	04/17/19	0.00	0.00	2,123,254.09	0.00	0.00	10,491.37	0.00	0.00	2,123,254.09
		11/19/18	0.00	0.00	2,112,762.72	0.00	0.00	15,000.00	0.00	0.00
		08/17/18	0.00	0.00	2,097,762.72	0.00	0.00	528.21	0.00	0.00
		06/15/18	0.00	0.00	2,097,234.51	0.00	0.00	(122,607.10)	0.00	0.00
		10/17/17	0.00	0.00	2,219,841.61	0.00	0.00	8,798.75	0.00	0.00
		08/17/17	0.00	0.00	2,211,042.86	0.00	0.00	2,211,042.86	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	5,073,539.77	0.00	0.00	5,073,539.77	0.00	0.00	5,073,539.77

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	23,225.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	18,625.92	0.00	0.00	119,117.04	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	6,624.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	2,253.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	616.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	52,728.96	0.00	616.33	119,117.04	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		172,462.33

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Supplemental Notes
None

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